Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accrued Expenses
3.	Accrued Expenses

	December 31, 2011 $	December 31, 2010 $

Accounts Payable
Accrued consulting fees	44,000	44,000
Accrued interest on loans	148,611	108,732
Accrued wages to former senior officers	30,400	30,400
Accrued remuneration to officer/director	103,000	68,000
	326,011	251,132